Unaudited Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Product sales	€ 112,475	€ 106,130
Other revenues	4,162	5,684
REVENUES	116,637	111,814
Cost of goods and services	(71,306)	(74,810)
Research and development expenses	(48,567)	(42,220)
Marketing and distribution expenses	(35,718)	(33,919)
General and administrative expenses	(32,554)	(35,066)
Gain from sale of Priority Review Voucher, net	90,833	0
Other income and expenses, net	14,890	17,020
OPERATING PROFIT/(LOSS)	34,214	(57,180)
Finance income	1,316	724
Finance expenses	(17,713)	(12,477)
Foreign exchange gain/(loss), net	3,045	(1,441)
PROFIT/(LOSS) BEFORE INCOME TAX	20,862	(70,374)
Income tax benefit/(expense)	3,878	1,103
PROFIT/(LOSS) FOR THE PERIOD	€ 24,740	€ (69,271)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.18	€ (0.50)
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ 0.17	€ (0.50)